Prepaid Expenses and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

NOTE 8 — PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consist of the following:

	September 30, 2025	December 31, 2024
Inventory, net	$51,010	$63,004
Rental merchandise, net	12,588	15,084
Equity method investments	92,427	85,487
Prepaid expenses	16,561	32,413
Unbilled receivables	2,921	3,387
Other receivables, net	31,998	27,591
Other assets	11,896	15,950
Prepaid expenses and other assets	$219,401	$242,916

Unbilled receivables represent the amount of mobile handsets in the Communications segment. Other receivables primarily consist of interest receivables on loans and advances to financial advisors, net and income tax receivables. Other assets primarily consist of deposits, contract costs and finance lease assets.

NOTE 8 — PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consist of the following:

	December 31, 2024	December 31, 2023
Inventory	$63,004	$93,674
Rental merchandise, net	15,084	16,629
Equity method investments	85,487	2,087
Prepaid expenses	22,979	23,452
Unbilled receivables	3,387	7,310
Other receivables	37,025	39,018
Other assets	15,950	53,039
Prepaid expenses and other assets	$242,916	$235,209

Unbilled receivables represent the amount of mobile handsets in the Communications segment. Other receivables primarily consist of interest receivables on loans and loans receivables that are held at cost. Other assets primarily consist of deposits, real estate held for investment, deferred financing costs, and finance lease assets.